RECEIVABLES	12 Months Ended
Dec. 31, 2012
RECEIVABLES
7.	RECEIVABLES

	December 31, 2012	December 31, 2011
Product sale trade receivables	24.8	28.0
Other trade receivables	5.8	4.0
Value added tax	13.7	11.9
Payroll debtors	6.2	10.6
Prepayments	9.0	7.0
Other	5.7	3.8

	65.2	65.3